RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 20, 2016 USD ($)	Apr. 17, 2015 USD ($)	Jul. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2016 USD ($) shares	May 31, 2015 USD ($) shares	Aug. 03, 2016 USD ($)
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current				$ 53,750		$ 267,493	$ 106,250
Debt Conversion, Original Debt, Amount				250,000	$ 0	0	0
Imputed Interest, Debt				271	271	1,078	716
Due to Related Parties, Current				22,627		17,930	$ 18,455
Number of Founders							3
Stock Issued During Period, Shares, New Issues (in Shares) | shares							15,000,000
Stock Issued During Period, Value, New Issues							$ 1,000,000
Proceeds from Issuance of Common Stock				0	0	0	1,000,000
Asset Impairment Charges				0	0	0	500,000
Notes, Loans and Financing Receivable, Net, Noncurrent				0		0	0
Allocated Share-based Compensation Expense				0	27,292	327,500	37,500
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current				37,500		250,000	106,250
Chief Executive Officer and Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current				16,250		17,930
Imputed Interest, Debt				271	$ 271	$ 1,078	$ 716
Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current				4,697
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares						250,000
Allocated Share-based Compensation Expense						$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Financing Receivable, Net				0		$ 0
Allowance for Doubtful Accounts Receivable, Current				500,000		500,000
Former Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current				16,250		16,290
Each Founder [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of Founders							3
Stock Issued During Period, Shares, New Issues (in Shares) | shares							5,000,000
Colorado Agreement [Member] | Affiliated Entity [Member] | Building [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Future Minimum Payments Receivable		$ 1,067,067
Lessee Leasing Arrangements, Operating Leases, Term of Contract		72 months
Notes Receivable [Member] | Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Financing Receivable, Net				0		0	$ 0
Allowance for Doubtful Accounts Receivable, Current				500,000		500,000	500,000
Financing Receivable, Gross		$ 500,000					$ 500,000
Loans and Leases Receivable, Description		Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017 (the “Payment Date”) and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing on the Payment Date and continuing until paid in full. All remaining outstanding principal and any accumulated unpaid interest due under the Note will be due and payable on the fifth anniversary of the Payment Date.					Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing three in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017, and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full. All outstanding principal and any accumulated unpaid interest due under the Note is due and payable on the five-year anniversary of the initial payment thereunder.
Note Receivable, Interest Rate, Stated Percentage		12.00%					12.00%
Asset Impairment Charges		$ 500,000					$ 500,000
Notes, Loans and Financing Receivable, Net, Noncurrent						0	0
Allowance for Doubtful Accounts Receivable						500,000	$ 500,000
Accrued Salary Converted to Convertible Note [Member] | Chief Executive Officer and Director [Member] | Subsequent Event [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 250,000
Binder Convertible Notes 3 [Member] | Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 250,000
CLS Co 2016 Note [Member] | Convertible Debt [Member] | Subsequent Event [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount								$ 150,000
CLS Co 2016 Note [Member] | Convertible Debt [Member] | Entity Affiliated with Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount				$ 150,000		$ 150,000